Equity and Divestitures (Tables)	12 Months Ended
Dec. 31, 2023
Equity and Divestitures [Abstract]
Schedule of Illustrates the Shareholders’ Equity	The following table illustrates the shareholders’ equity of the Company after being retrospectively adjusted by the share split in line with capital restructuring of the Group in conjunction with the SPAC merger:
Shares
Issued as of January 1, 2021	13,769,811
Shares issued	3,840,639
As of December 31, 2021	17,610,450

As of January 1, 2022	17,610,450
Shares issued(i)	208,219
As of December 31, 2022	17,818,669

As of January 1, 2023	17,818,669
Shares issued(ii)	2,313,622
Subtotal	20,132,291
Acquisition of Nvni Group Limited(**)	11,485,080
As of December 31, 2023	31,617,370
(i)	Shares were issued in December 2022 in connection with the exercise of subscription rights as detailed below. On December 22, 2022, the Company entered into a contribution agreement with Nuvini Holdings Limited, an exempted company incorporated with limited liability in the Cayman Islands that is the parent company of Nuvini S.A, that effective upon the agreement, the Company transferred 100% of Nuvini shareholders’ equity from Nuvini shares to Nuvini Holdings Limited shares.
(ii)	The shares issued pertain to the premium on loans, subscription right payments, earn out payments and stock option exercised by the board made in 2023, prior to the conversion into Nvni Group Limited shares.
*	In connection with the SPAC merger, each of the Nuvini shareholders contributed their ordinary shares into the Company in exchange for Nvni Group Limited ordinary shares. The shares were converted into a number of Nvni Group Limited ordinary shares in accordance with the Exchange Ratio of 0.145485724.
**	The acquisition of Nvni Group Limited Ordinary Shares includes the conversion of 3,884,372 Nvni Group Limited rollover options, earn-out shares and equity plan, 4,300,363 Mercato Public Shares, 5,570,000 Mercato Class B Shares, 475,000 Maxim shares, and 1,280,000 PIPE investor shares. For details on participation percentages, please refer to the distribution to shareholders’ capital table.

Schedule of Adjusted Stock Split in Line with Capital	The distribution of shareholders’ capital as of December 31, 2022, reflective of the retrospectively adjusted stock split in line with capital restructuring, is as follows:
Shareholders	% Participation	Common Shares	Subscribed and Paid- In Share Capital (R$)
Nuvini Holdings Limited	100%	17,818,669	40,404

The distribution of shareholders’ capital as of December 31, 2023, is as follows:
Shareholders	% Participation	Common Shares	Subscribed and Paid- In Share Capital (R$)
Former Nuvini Stockholders (Nuvini Holdings Limited)	75.96%	24,016,662
Public Stockholders	.30%	95,708
Mercato Founders	18.19%	5,750,000
Maxim	1.50%	475,000
PIPE Investors	4.05%	1,280,000
Total	100%	31,617,370	260,685

Schedule of Recognized the Following Warrant Obligations	The Group has recognized the following warrant obligations:
	Public Warrants	Private Placement Warrants	Total
Initial Recognition at September 29, 2023	9,887	9,930	19,817
Change in fair value	(7,660)	(7,693)	(15,353)
Balance at December 31, 2023	2,227	2,237	4,464

Schedule of Company’s Non-Controlling Interests	The following tables summarize the information relating to the Company’s non-controlling interests in Mercos before and after intercompany eliminations:
Summarized statement of financial position	2023	2022
Non-controlling interest	42.09%	42.09%

Current assets	4,351	3,463
Non-current assets	4,668	3,796
Current liabilities	(3,421)	(2,849)
Non-current liabilities	(5,598)	-

Summarized statement of profit and loss
Revenue	18,498	14,774
Expenses	(14,139)	(12,045)
Profit (loss) for the year	4,359	2,729
Profit (loss) attributable to owners of the Company	2,525	2,527
Profit (loss) attributable to the non-controlling interests	1,835	202

The following tables summarize the information relating to the Company’s non-controlling interests in Smart NX before and after intercompany eliminations:
Summarized statement of financial position	2023
Non-controlling interest	45.00%

Current assets	2,396
Non-current assets	5,131
Current liabilities	(1,680)
Non-current liabilities	(5,847)

Summarized statement of profit and loss
Revenue	12,209
Expenses	(9,719)
Profit (loss) for the year	2,490
Profit (loss) attributable to owners of the Company	1,370
Profit (loss) attributable to the non-controlling interests	1,121

Schedule of Summarized Statement of Financial Position
Summarized statement of financial position	2023
At January 1, 2022	-
Non-controlling interest arising on disposal of interest on Mercos	4,207
Share of profit for the year	202
Payment of dividends	(556)
At December 31, 2022	3,853
Share of profit for the year	4,359
Payment of dividends	(5,173)
At December 31, 2023	3,039
At January 1, 2023	-
Initial recognition	706
Share of profit for the year	2,490
Payment of dividends	(1,906)
At December 31, 2023	1,290